INVESTMENTS IN UNDERLYING FUNDS - FINANCIAL INFORMATION OF UNDERLYING AND PORTFOLIO FUNDS (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)
Financial information for each of the portfolio funds
Total Assets	$ 164,079,992	$ 224,130,284
Total Liabilities	3,298,260	4,629,573
Total Capital	160,781,732	219,500,711
NET INCOME (LOSS)	$ (15,751,696)	$ 28,116,068	$ (15,657,602)
Number of investments with aggregate fair value exceeding fund member capital threshold | item	0	0
Maximum
Financial information for each of the portfolio funds
Single investment threshold as a percentage of members' capital	5.00%	5.00%
Portfolio Funds and Underlying Funds
Financial information for each of the portfolio funds
Income (Loss)	$ 27,262,019
Commissions	(1,134,877)
Expenses	(35,860,758)
NET INCOME (LOSS)	(9,733,616)
Underlying Funds
Financial information for each of the portfolio funds
Total Assets	86,891,102
Total Liabilities	3,238,602
Total Capital	83,652,500
Blakeney
Financial information for each of the portfolio funds
Total Assets	20,631,073
Total Liabilities	421,747
Total Capital	20,209,326
Income (Loss)	(246,302)
Expenses	(224,457)
NET INCOME (LOSS)	(470,759)
Campbell
Financial information for each of the portfolio funds
Total Assets	21,212,903
Total Liabilities	1,331,203
Total Capital	19,881,700
Income (Loss)	(1,355,182)
Expenses	(236,523)
NET INCOME (LOSS)	(1,591,705)
Carlisle
Financial information for each of the portfolio funds
Total Assets	6,488,042
Total Liabilities	83,221
Total Capital	6,404,821
Income (Loss)	(1,152,742)
Expenses	(152,437)
NET INCOME (LOSS)	(1,305,179)
CCP Core Macro
Financial information for each of the portfolio funds
Total Assets	9,321,267
Total Liabilities	74,078
Total Capital	9,247,189
Income (Loss)	(1,757,466)
Expenses	(145,345)
NET INCOME (LOSS)	(1,902,811)
Quantica MF
Financial information for each of the portfolio funds
Total Assets	17,560,913
Total Liabilities	444,542
Total Capital	17,116,371
Income (Loss)	(7,392,755)
Expenses	(230,874)
NET INCOME (LOSS)	(7,623,629)
Silver
Financial information for each of the portfolio funds
Total Assets	11,676,904
Total Liabilities	883,811
Total Capital	10,793,093
Income (Loss)	(4,343,455)
Expenses	(206,272)
NET INCOME (LOSS)	(4,549,727)
Portfolio Funds
Financial information for each of the portfolio funds
Total Assets		$ 1,464,361,160
Total Liabilities		83,746,779
Total Capital		1,380,614,381
Income (Loss)		262,007,681	95,113,427
Commissions		(3,821,171)	(6,203,195)
Expenses		(84,962,713)	(67,334,010)
NET INCOME (LOSS)		173,223,797	21,576,222
Altis
Financial information for each of the portfolio funds
Income (Loss)		(2,692,878)	278,172
Commissions		(50,824)	(273,026)
Expenses		(177,341)	(999,443)
NET INCOME (LOSS)		(2,921,043)	(994,297)
Aspect
Financial information for each of the portfolio funds
Total Assets		160,883,084
Total Liabilities		13,082,365
Total Capital		147,800,719
Income (Loss)	404,556	42,916,804	(4,832,079)
Commissions	(169,723)	(562,521)	(837,585)
Expenses	(4,910,852)	(9,186,371)	(10,054,553)
NET INCOME (LOSS)	(4,676,019)	33,167,912	(15,724,217)
BlueTrend
Financial information for each of the portfolio funds
Total Assets		91,645,985
Total Liabilities		5,126,658
Total Capital		86,519,327
Income (Loss)	9,245,595	10,068,569	(11,341,547)
Commissions	(170,694)	(530,630)	(815,030)
Expenses	(2,259,861)	(3,183,394)	(4,414,133)
NET INCOME (LOSS)	6,815,040	6,354,545	(16,570,710)
John Locke
Financial information for each of the portfolio funds
Total Assets		25,813,795
Total Liabilities		2,245,315
Total Capital		23,568,480
Income (Loss)	1,864,422	6,683,299	568,033
Commissions	(74,165)	(225,361)	(333,203)
Expenses	(506,783)	(1,208,425)	(1,005,541)
NET INCOME (LOSS)	1,283,474	5,249,513	(770,711)
Lynx
Financial information for each of the portfolio funds
Total Assets		49,332,652
Total Liabilities		4,574,525
Total Capital		44,758,127
Income (Loss)	2,414,522	14,668,003	4,219,349
Commissions	(79,733)	(218,706)	(233,377)
Expenses	(1,344,163)	(3,616,591)	(1,052,800)
NET INCOME (LOSS)	990,626	10,832,706	2,933,172
Transtrend
Financial information for each of the portfolio funds
Total Assets		77,843,044
Total Liabilities		4,857,981
Total Capital		72,985,063
Income (Loss)	1,877,424	16,067,593	1,839,764
Commissions	(177,794)	(573,907)	(802,619)
Expenses	(921,164)	(3,152,986)	(3,351,128)
NET INCOME (LOSS)	778,466	12,340,700	(2,313,983)
Tudor
Financial information for each of the portfolio funds
Total Assets		28,570,872
Total Liabilities		4,673,264
Total Capital		23,897,608
Income (Loss)	1,983,906	4,770,661	740,245
Commissions	(127,346)	(476,414)	(1,597,442)
Expenses	(514,687)	(543,889)	(999,168)
NET INCOME (LOSS)	1,341,873	3,750,358	(1,856,365)
Winton
Financial information for each of the portfolio funds
Total Assets		1,030,271,728
Total Liabilities		49,186,671
Total Capital		981,085,057
Income (Loss)	25,719,496	169,525,630	103,641,490
Commissions	(335,422)	(1,182,808)	(1,310,913)
Expenses	(24,207,340)	(63,893,716)	(45,457,244)
NET INCOME (LOSS)	$ 1,176,734	$ 104,449,106	$ 56,873,333